Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Statement of comprehensive income [abstract]
Profit for the period	£ 349.4	£ 433.9	£ 705.5	£ 1,139.4
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	87.1	255.6	(176.7)	78.9
Items that may be reclassified subsequently to profit or loss	87.1		(176.7)	78.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans		8.9		8.9
Deferred tax on defined benefit pension plans		(0.7)		(0.7)
Movements on equity investments held at fair value through other comprehensive income	(75.7)	(107.4)	(140.5)	(247.9)
Items that will not be reclassified subsequently to profit or loss	(75.7)		(140.5)	(239.7)
Other comprehensive income/(loss)	11.4	£ 156.4	(317.2)	(160.8)
Total comprehensive income for the period	360.8		388.3	978.6
Attributable to:
Equity holders of the parent	320.7		353.8	893.1
Non-controlling interests	40.1		34.5	85.5
Total comprehensive income for the period	£ 360.8		£ 388.3	£ 978.6